Client funds on deposit and client funds payable (Tables)	12 Months Ended
Dec. 31, 2022
Client Funds On Deposit And Client Funds Payable [Abstract]
Summary of Client funds on deposit and client funds payable

	2022	2021

Client funds on deposit	22,490	67,687
Other receivables from clients (a)	1,149	10,476
Client funds on deposit and other receivables	23,639	78,163

	2022	2021
Client funds payable (a)	23,639	78,163
Client funds payable	23,639	78,163
(a)Other receivables from clients and client funds payable are unsettled trades from brokerage activities for client transactions that are entered into and recorded on the date of the transaction. The value of the client trades is payable or receivable until settlement of the transactions.